NUVEEN DIVIDEND GROWTH FUND

NUVEEN GLOBAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED OCTOBER 9, 2026

TO THE MUTUAL FUND CLASS A, C, R6 AND I PROSPECTUS

DATED NOVEMBER 28, 2025

The Board of Trustees of the Funds has approved the following change to each Fund’s non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“Name Policy”), which is expected to go into effect on November 30, 2026:

•

Each Fund’s Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of dividend growth companies. Dividend growth companies are those that currently pay a dividend and have a history of paying increasing dividends or that the Fund’s sub-adviser believes have the potential to increase future dividend payments based on dividend growth estimates.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NGDG-1026P

NUVEEN DIVIDEND GROWTH FUND

SUPPLEMENT DATED OCTOBER 9, 2026

TO THE ETF CLASS PROSPECTUS AND SUMMARY PROSPECTUS

DATED MAY 19, 2026

The Board of Trustees of the Fund has approved the following change to the Fund’s non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“Name Policy”), which is expected to go into effect on November 30, 2026:

•

The Fund’s Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of dividend growth companies. Dividend growth companies are those that currently pay a dividend and have a history of paying increasing dividends or that the Fund’s sub-adviser believes have the potential to increase future dividend payments based on dividend growth estimates.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-DGETF-1026P

NUVEEN WINSLOW LARGE-CAP GROWTH ESG FUND

SUPPLEMENT DATED OCTOBER 9, 2026

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED NOVEMBER 28, 2025

The Board of Trustees of Nuveen Winslow Large-Cap Growth ESG Fund (the “Fund”) has approved the following change to the Fund’s non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“Name Policy”), which is expected to go into effect on November 30, 2026:

•

The Fund’s Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization companies will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies that meet the Fund’s environmental, social and governance (ESG) criteria.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSLPRO-1026P